DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)			12 Months Ended		21 Months Ended
	Dec. 17, 2020	Jun. 16, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
MARA Project | Yamana
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	56.25%				43.75%
Proportion of ownership interest in subsidiary	56.25%				43.75%
MARA Project | Glencore
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	25.00%
Proportion of ownership interest in subsidiary	25.00%
MARA Project | Newmont
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary	18.75%
Proportion of ownership interest in subsidiary	18.75%
MARA Project
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary			56.25%
Proportion of ownership interest in subsidiary			56.25%
Canadian Malartic
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%	50.00%